1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation
Shares Security Description Value
Common Stock - 99.2%
Consumer Discretionary - 3.9%
114,071 CarMax, Inc.
(a)
$ 8,888,413
61,579 Floor & Decor Holdings, Inc.,
Class A
(a)
4,955,262
13,843,675
Financials - 13.5%
113,084 Goosehead Insurance, Inc.,
Class A
(a)
13,350,697
20,527 Kinsale Capital Group, Inc. 9,990,696
5,122 Markel Group, Inc.
(a)
9,576,142
18,467 Moody's Corp. 8,599,897
11,925 MSCI, Inc. 6,743,588
48,261,020
Health Care - 15.7%
187,383 Bio-Techne Corp. 10,986,265
14,556 Medpace Holdings, Inc.
(a)
4,435,068
6,560 Mettler-Toledo International, Inc.
(a)
7,746,770
62,704 Repligen Corp.
(a)
7,978,457
64,832 Veeva Systems, Inc., Class A
(a)
15,017,036
45,812 West Pharmaceutical Services, Inc. 10,256,390
56,419,986
Industrials - 28.5%
55,798 Booz Allen Hamilton Holding Corp. 5,835,355
44,099 Fastenal Co. 3,419,877
83,592 HEICO Corp., Class A 17,635,404
26,671 IDEX Corp. 4,826,651
76,359 Old Dominion Freight Line, Inc. 12,633,596
45,137 SiteOne Landscape Supply, Inc.
(a)
5,481,437
8,775 TransDigm Group, Inc.
(a)
12,138,370
171,028 Veralto Corp. 16,666,679
14,919 Verisk Analytics, Inc. 4,440,193
60,073 Waste Connections, Inc. 11,725,649
123,296 WNS Holdings, Ltd.
(a)
7,581,471
102,384,682
Information Technology - 19.2%
24,109 ANSYS, Inc.
(a)
7,631,945
47,629 Appfolio, Inc.
(a)
10,473,617
25,406 Atlassian Corp., Class A
(a)
5,391,407
32,140 Cadence Design Systems, Inc.
(a)
8,174,166
88,386 Endava PLC, ADR
(a)
1,724,411
51,143 Entegris, Inc. 4,473,990
26,048 Guidewire Software, Inc.
(a)
4,880,353
32,901 Manhattan Associates, Inc.
(a)
5,693,189
88,110 Microchip Technology, Inc. 4,265,405
12,063 Monolithic Power Systems, Inc. 6,996,299
34,251 PTC, Inc.
(a)
5,307,192
6,871 Tyler Technologies, Inc.
(a)
3,994,731
69,006,705
Shares Security Description Value
Materials - 9.7%
71,149 Ecolab, Inc. $ 18,037,694
72,135 Vulcan Materials Co. 16,829,096
34,866,790
Real Estate - 8.7%
110,938 CBRE Group, Inc., Class A
(a)
14,508,472
209,017 CoStar Group, Inc.
(a)
16,560,417
31,068,889
Total Common Stock (Cost $259,065,715) 355,851,747
Money Market Fund - 1.0%
3,557,787 First American Treasury
Obligations Fund,
Class X, 4.26%
(b)
(Cost $3,557,787) 3,557,787
Investments, at value - 100.2% (Cost
$262,623,502) $ 359,409,534
Other Assets & Liabilities, Net - (0.2)% (543,306)
Net Assets - 100.0% $ 358,866,228
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2025.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 359,409,534
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 359,409,534